Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue
Schedule of revenue generated from voyage and time charter agreements

	For the six months ended June 30,
USD	2024	2023
Voyage charter	$204,468,964	$204,484,668
Time charter	18,642,019	27,875,265
Total	$223,110,983	$232,359,933

Schedule of earned revenue under voyage charters

	For the six months ended June 30,
USD	2024	2023
Freight	$183,616,930	$185,530,482
Demurrages	20,852,034	18,954,186
Total	$204,468,964	$204,484,668

Schedule of lease and non-lease components of revenue under time charter

	For the six months ended June 30,
USD	2024	2023
Lease component	$16,438,200	$21,836,275
Non-lease component	2,203,819	6,038,990
Total	$18,642,019	$27,875,265

Schedule of disaggregation of revenue based on continent

	For the six months ended June,
USD	2024	2023
Europe	$109,045,145	$96,576,363
Asia	71,397,326	97,090,285
North America	30,690,207	20,609,204
South America	11,978,305	18,084,081
Total	$223,110,983	$232,359,933